Real estate properties held for lease, net - Properties Held for Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 554,227,073	$ 332,986,149
Accumulated depreciation	(38,358,165)	(30,221,932)
Real estate properties held for lease, net	515,868,908	302,764,217	$ 277,933,313
Property, Plant and Equipment, Gross	74,322,407	66,178,207
Depreciation expense	$ 8,625,765	7,963,627	$ 7,280,421
Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Remaining lease periods	25 days
Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Remaining lease periods	20 years
Collateral Pledged [Member]
Property Subject to or Available for Operating Lease [Line Items]
Real estate properties held for lease, net	$ 206,516,986	175,429,630
Equipment Leased to Other Party [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Gross	7,149,114	7,266,822
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,057,371	3,107,711
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	14,694,085	9,633,568
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	10,049,512	10,194,286
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	100,036,672	55,941,369
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,574,329	7,789,415
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	290,610,416	243,346,989
Residential Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	124,280,030
Other [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 2,924,658	$ 2,972,811